Statements of Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUES
Policy charges and fee income	$ 229	$ 204	$ 261
Premiums	223	157	106
Net derivative gains (losses)	(31)	(1)	(16)
Net investment income (loss)	87	88	86
Investment gains (losses), net	(8)	4	1
Investment management and service fees	18	4	3
Other income	25	5	5
Total revenues	543	461	446
BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	300	255	184
Remeasurement of liability for future policy benefits	(1)	(17)	0
Change in market risk benefits and purchased market risk benefits	(15)	0	0
Interest credited to policyholders’ account balances	90	82	90
Compensation and benefits	42	36	35
Commissions	90	76	58
Amortization of deferred policy acquisition costs	41	36	31
Other operating costs and expenses	103	102	87
Total benefits and other deductions	650	570	485
Income (loss) from continuing operations, before income taxes	(107)	(109)	(39)
Income tax (expense) benefit	21	24	29
Net income (loss)	$ (86)	$ (85)	$ (10)